Acquired Intangible Lease Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of finite-lived intangible assets
Acquired intangible lease assets consisted of the following (in thousands):

	As of December 31,
	2012	2011
Acquired in-place leases, net of accumulated amortization of $138,333 and $111,556,
respectively (with a weighted average life of 10.5 and 11.1 years, respectively)	$250,628	$277,764
Acquired above market leases, net of accumulated amortization of $21,306 and $16,988,
respectively (with a weighted average life of 11.8 and 11.4 years, respectively)	41,409	45,534
	$292,037	$323,298

Schedule of finite-lived intangible assets, future amortization expense
Estimated amortization expense related to the intangible lease assets as of December 31, 2012 for each of the five succeeding fiscal years is as follows (in thousands):

	Amortization
Year ended December 31,	Leases In-Place	Above Market Leases
2013	$26,849	$4,296
2014	$26,265	$4,258
2015	$25,224	$4,199
2016	$23,374	$3,853
2017	$21,339	$3,578